Current finance debt is composed of: (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Finance debt [Abstract]
Short-term debt	$ 149	$ 1,140
Current portion of long-term debt	2,152	2,383
Accrued interest on short and long-term debt	560	663
Total	$ 2,861	$ 4,186